Commitments and contingencies (Details 2) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended			6 Months Ended
	Apr. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($) debenture	Jun. 30, 2011 USD ($)	Jun. 30, 2012 BRL	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Labor and social security claims USD ($)	Dec. 31, 2011 Labor and social security claims USD ($)	Jun. 30, 2012 Civil claims USD ($)	Dec. 31, 2011 Civil claims USD ($)	Jun. 30, 2012 Tax - related actions USD ($)	Dec. 31, 2011 Tax - related actions USD ($)	Jun. 30, 2012 Other Contingencies USD ($)	Dec. 31, 2011 Other Contingencies USD ($)
Provision for contingencies and the related judicial deposits
Provision for contingencies		$ 1,748			$ 1,748			$ 1,686	$ 791	$ 751	$ 267	$ 248	$ 656	$ 654	$ 34	$ 33
Judicial deposits		1,531			1,531			1,464	900	895	199	151	427	413	5	5
Contingencies settled and recognized provisions
Contingencies settled		27	13	130
Recognized provision, Classified as other operating expenses		224	99	176
Loss contingency having no provision, estimate of possible loss		21,318			21,318			22,449
Debentures
Number of debentures issued					388,559,056
Par value of debentures issued (in BRL cents per debenture)							0.01
Carrying value of debentures		1,410			1,410			1,336
Debentures remuneration paid	6
Changes in the provisions for asset retirement obligations
Beginning of period	1,862	1,862	1,770	1,368	1,770	1,368
Accretion expense		49	34	30	83	71
Liabilities settled in the current period			(4)	(20)	(4)	(30)
Revisions in estimated cash flows		3	29	(10)	32	(73)
Cumulative translation adjustment		(100)	33	42	(67)	74
End of period		1,814	1,862	1,410	1,814	1,410
Current liabilities		41	69	56	41	56		73
Non-current liabilities		1,773	1,793	1,354	1,773	1,354		1,697
Total		$ 1,814	$ 1,862	$ 1,410	$ 1,814	$ 1,410